Notes to the Balance Sheet - Summary of DFB, Initial Measurement Loss (Details) - DFB, initial measurement [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Royalty Pharma [Line Items]
Development Funding Bond, measurement loss	€ 52,862	€ 0
Market Inequity	56,738
Amortization from Effective Interest Method	(1,173)
Gains (losses) on exchange differences on translation of foreign operations, net of tax	€ (2,703)